CVC - DERIVATIVE CONTRACTS AND COLLATERALIZED INDEBTEDNESS - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Jun. 20, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Gain on investments, net	$ (252,576)	$ 131,658		$ 237,354	$ 141,896
Investment securities pledged as collateral				0	741,515
Document Period End Date	Mar. 31, 2018
Prepaid forward contracts
Derivative [Line Items]
Unrealized and realized gains (losses) of derivative contracts	$ 168,352	(71,044)		(138,920)	(53,696)
Amount of gain (loss) recognized	$ 168,352	$ (71,044)		$ (138,920)	$ (53,696)
Cablevision Systems Corporation And Subsidiaries
Derivative [Line Items]
Gain on investments, net			$ 129,990			$ (30,208)
Investment securities pledged as collateral						455,386
Cablevision Systems Corporation And Subsidiaries | Investment securities pledged as collateral
Derivative [Line Items]
Gain on investments, net			129,510			(33,935)
Cablevision Systems Corporation And Subsidiaries | Prepaid forward contracts
Derivative [Line Items]
Unrealized and realized gains (losses) of derivative contracts			(36,283)			104,927
Amount of gain (loss) recognized			$ (36,283)			$ 104,927